WisdomTree Trust

WisdomTree U.S. Corporate Bond Fund

WisdomTree U.S. Short-Term Corporate Bond Fund

WisdomTree U.S. High Yield Corporate Bond Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated July 8, 2024 to the currently effective Statutory Prospectus and Statement of Additional Information (the “SAI”), each dated November 1, 2023, as revised.

The information below supplements and should be read in conjunction with the Funds’ Prospectus and SAI.

Effective immediately, the ticker symbol for each Fund, shares of which are listed on Cboe BZX Exchange, Inc., is revised as follows:

Fund	Current Ticker Symbol	New Ticker Symbol
WisdomTree U.S. Corporate Bond Fund	WFIG	QIG
WisdomTree U.S. Short-Term Corporate Bond Fund	SFIG	QSIG
WisdomTree U.S. High Yield Corporate Bond Fund	WFHY	QHY

Therefore, all references in the Prospectus and SAI to each Fund’s current ticker symbol are deleted in their entirety and replaced with the new ticker symbol listed in the chart above.

In addition, effective immediately, the names of the WisdomTree U.S. Corporate Bond Index and WisdomTree U.S. Short-term Corporate Bond Index (together, the “Indexes”), the performance, before fees and expenses, of which the WisdomTree U.S. Corporate Bond Fund and WisdomTree U.S. Short-Term Corporate Bond Fund, respectively, seek to track are revised as shown below.

Fund	Current Index Name	New Index Name
WisdomTree U.S. Corporate Bond Fund	WisdomTree U.S. Corporate Bond Index	WisdomTree U.S. Quality Corporate Bond Index
WisdomTree U.S. Short-Term Corporate Bond Fund	WisdomTree U.S. Short-term Corporate Bond Index	WisdomTree U.S. Short-term Quality Corporate Bond Index

Therefore, all references in the Prospectus and SAI to the “WisdomTree U.S. Corporate Bond Index” and “WisdomTree U.S. Short-term Corporate Bond Index” are deleted in their entirety and replaced with “WisdomTree U.S. Quality Corporate Bond Index” and “WisdomTree U.S. Short-term Quality Corporate Bond Index”, respectively.

The name changes described in this Supplement will not affect the Indexes’ methodologies, or the Funds’ names, investment objectives or principal investment strategies, nor will they affect the Funds’ fees and expenses.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

WIS-SP-FIT-QQQ-0724